5. Other assets	3 Months Ended
Mar. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Note 5. Other assets

 During the year ended December 31, 2012, the Company commenced development of a social bingo game. During the quarter ended March 31, 2014, the Company launched Trophy Bingo on Android. The Company ceased to capitalize the development costs and commenced the amortization of the capitalized development costs over a period of three years.

March 31, 2014	Capitalized Expenses	Accumulated amortization	Net book Value

Trophy Bingo capitalized development expenses	$1,446,038	$120,503	$1,325,535

During the quarter ended March 31, 2014, the Company expensed $209,080 (March 31, 2013 - $nil) in development costs.